INCOME TAXES (Details Narrative)			6 Months Ended
	Mar. 14, 2022 USD ($)	Mar. 14, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
[custom:AnnualTaxableIncome]	$ 141,052	¥ 1,000,000	$ 414,605	¥ 3,000,000
taxable income				¥ 1,000,000	¥ 1,000,000
Preferential income tax rate			5.00%	5.00%	5.00%
Effective income tax rate			24.85%	24.85%	12.07%